BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2021
BASIS OF PRESENTATION [Abstract]
BASIS OF PRESENTATION
1.	BASIS OF PRESENTATION

The unaudited interim condensed consolidated financial statements of Sea Limited (the “Company”), its subsidiaries and variable interest entities (“VIEs”) have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information using accounting policies that are consistent with those used in the preparation of the Company’s audited consolidated financial statements for the year ended December 31, 2020. Accordingly, these unaudited interim condensed consolidated financial statements do not include all of the information and footnotes required by U.S. GAAP for annual financial statements.
In the opinion of the Company’s management, the accompanying unaudited interim condensed consolidated financial statements contain all normal recurring adjustments necessary to present fairly the financial position, operating results and cash flows of the Company for each of the periods presented. The results of operations for the six months ended June 30, 2020 and 2021 are not necessarily indicative of results to be expected for any other interim period or for the year ending December 31, 2021. The condensed consolidated balance sheet as of December 31, 2020 was derived from the audited consolidated financial statements, but does not include all of the disclosures required by U.S. GAAP for annual financial statements. These unaudited condensed consolidated financial statements and the notes thereto should be read in conjunction with the Company’s audited consolidated financial statements for the year ended December 31, 2020.

VIE disclosures

There were no pledges or collateralization of the VIEs’ assets. Creditors of the VIEs have no recourse to the general credit of the primary beneficiaries of the VIEs, and such amounts have been parenthetically presented on the face of the consolidated balance sheets. The VIEs hold certain assets, including land, data servers and related equipment for use in their operations. The VIEs do not own any facilities except for the rental of certain office premises, warehouses and data centers from third parties under operating lease arrangements. They also hold certain value-added technology licenses, registered copyrights, trademarks and registered domain names, including the official website, which are also considered as revenue-producing assets. However, none of such assets was recorded on the Company’s unaudited interim condensed consolidated balance sheets as such assets were all acquired or internally developed with insignificant cost and expensed as incurred. In addition, the Company also hires a sales and marketing as well as a research and development workforce for its daily operations and such costs are expensed when incurred. The Company has not provided any financial or other support that it was not previously contractually required to provide to the VIEs during the periods presented.

The following tables represent the financial information of the VIEs whom the Company does not have majority voting interests as of December 31, 2020 and June 30, 2021 and for the six months ended June 30, 2020 and 2021 before eliminating the intercompany balances and transactions between the VIEs and other entities within the group:

	As of December 31,	As of June 30,
	2020	2021
	$	$

ASSETS:
Current assets:
Cash and cash equivalents	94,502	97,396
Amounts due from intercompanies (1)	44,928	141,878
Others	79,484	66,892

Total current assets	218,914	306,166

Non-current assets:
Property and equipment, net	35,453	33,988
Long-term investments	16,080	17,313
Deferred tax assets	47,948	48,776
Others	37,662	23,682

Total non-current assets	137,143	123,759

Total assets	356,057	429,925

	As of December 31,	As of June 30,
	2020	2021
	$	$
LIABILITIES:
Current liabilities:
Accrued expenses and other payables	91,186	112,185
Deferred revenue	212,377	204,926
Amounts due to intercompanies (1)	70,019	116,898
Others	31,104	28,104

Total current liabilities	404,686	462,113

Non-current liabilities:
Deferred revenue	55,200	70,953
Amounts due to intercompanies (1)	15,710	30,910
Others	18,418	6,759

Total non-current liabilities	89,328	108,622

Total liabilities	494,014	570,735

	For the Six Months ended June 30,
	2020	2021
	$	$

Revenue
- Third party customers	262,801	333,847
- Intercompanies	70,363	84,876

Net loss	(28,770)	(19,089)

	For the Six Months ended June 30,
	2020	2021
	$	$

Net cash generated from (used in) operating activities	59,030	(12,218)
Net cash (used in) generated from investing activities	(25,122)	500
Net cash generated from financing activities	32,220	14,025

(1)
Amounts due from or to intercompanies consist of intercompany receivables or payables to the other companies within the group arising from intercompany transactions and funds advanced for working capital purpose.